SHARE CAPITAL - Disclosure of deferred share units (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Deferred share units outstanding, beginning of period	889,385	652,276
Deferred share units outstanding, weighted average grant price, beginning of period	$ 3.36	$ 3.48
Deferred share units, granted	376,814	237,109
Deferred share units, granted, weighted average grant price	$ 2.16	$ 3.02
Deferred share units, redeemed	0	0
Deferred share units, redeemed, weighted average grant price	$ 0	$ 0
Deferred share units outstanding, end of period	1,266,199	889,385
Deferred share units outstanding, weighted average grant price, end of period	$ 3.00	$ 3.36
Deferred share units, fair value	1,266,199	889,385
Deferred share units, fair value, weighted average grant price	$ 6.43	$ 3.13